Trade and other receivables - non-current	12 Months Ended
Jun. 30, 2022
Text block [abstract]
Trade and other receivables - non-current
Note 11. Trade and other receivables -
non-current

	2022	2021
	A$’000	A$’000

Non-current assets

GBM Agile deposit	7,258	6,651
Corporate credit card deposit	42	43

	7,300	6,694

The GBM Agile deposit was advanced to GCAR at the start of the GBM Agile trial, and is refundable if not utilised against trial expenses. The amount will be allocated against expenditure towards the latter end of the trial.